Intangible assets - Schedule of intangible assets (Details) - Innovet [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible assets - Schedule of intangible assets (Details) [Line Items]
Balance	$ 6,314,571
Net book value	4,725,270	$ 4,933,871
Accumulated amortization
Balance	1,380,700
Accumulated depreciation and amortisation [member]
Accumulated amortization
Amortization	208,601
Balance	$ 1,589,301